Provisions and Other Liabilities	12 Months Ended
Dec. 31, 2018
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Provisions and Other Liabilities
22.	Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2018	December 31, 2017
Provisions (a)	$1,653	$1,905
Derivative liabilities (net of current portion of $6 (2017 – $nil))	39	43
IMSA payable	58	—
Other	42	29

	$1,792	$1,977

a)	Provisions

The following table summarizes the movements in provisions for the year ended December 31, 2018:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other	Total
As at January 1, 2018	$1,844	$194	$2,038
Settled during the year	(76)	(29)	(105)
Change in discount rate	(409)	—	(409)
Change in amount and timing of cash flows	111	18	129
Accretion	101	2	103
Other	(2)	—	(2)
Changes in foreign exchange rates	45	9	54

As at December 31, 2018	1,614	194	1,808
Less current portion of provisions (Note 18)	(91)	(64)	(155)

Long-term provisions	$1,523	$130	$1,653

During the year ended December 31, 2018, we recorded $33 million (2017 – $121 million) of additional study and environmental costs arising from legal obligations through other provisions.

Decommissioning and Restoration Provisions

The decommissioning and restoration provisions represent the present value of estimated costs for required future decommissioning and other site restoration activities. The majority of the decommissioning and site restoration expenditures occur at the end of, or after, the life of the related operation. Our provision for these expenditures was $1,160 million as at December 31, 2018. After the end of the life of certain operations, water quality management costs may extend for periods in excess of 100 years. Our provision for these expenditures was $454 million as at December 31, 2018. In 2018, the decommissioning and restoration provision was calculated using nominal discount rates between 6.49% and 7.99%. We also used an inflation rate of 2.00% in our cash flow estimates. The decommissioning and restoration provision includes $249 million (2017 – $270 million) in respect of closed operations.